UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

Item 1. Reports to Stockholders.

Annual Report
August 31, 2018

Deep Value ETF
Ticker: DVP

Deep Value ETF

Deep Value ETF

(Unaudited)

Dear DVP Shareholders,

Thank you for your investment in Deep Value ETF (the “Fund” or “DVP”). The information presented in this report relates to the operations of DVP for the fiscal period ended August 31, 2018.

As a reminder, the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Deep Value Index (the “Index”). The Index is comprised of 20 undervalued dividend paying stocks within the S&P 500 Index with solid balance sheets, earnings and strong free cash flow. The companies within the Index are weighted based on a rules-based assessment of their valuations so that stocks that are most attractively valued receive a higher weight.

For the 12-month time period from August 31, 2017 through the fiscal year end of August 31, 2018 (the “Period”) the Fund was up 27.89% at market and 27.84% at NAV. This compares to the underlying Index which was up 28.55% and the S&P 500 Index, a broad market Index, which was up 19.66% during the same Period.

The largest positive contributor to return for the Period was Macy’s (M), gaining 26.28% and adding 2.19% to the return of the Fund. The second largest contributor was Target (TGT), gaining 17.35% and contributing 1.35% to the return of the Fund for the Period. The third most positive contributor for the Period was Ralph Lauren (RL), gaining 26.31% and adding 1.21% to the return of the Fund.

The largest negative contributor to return for the Period was L Brands (LB), down 33.05% and detracting 1.36% from the return of the Fund. The second largest negative contributor was Newmont Mining (NEM), down 16.80% and detracting 0.58% from the return of the Fund. The third largest detractor for the Period was BorgWarner (BWA), declining 14.47% and reducing the return of the Fund by 0.52%.

As a reminder, the full Index is reconstituted annually in September. That portion of the Index with the ten smallest weighted companies is rebalanced quarterly in December, March, and June.

DVP began distributing income to shareholders on a quarterly basis in December of 2014 and continued its quarterly distributions during the Period.

We appreciate your investment in Deep Value ETF.

Sincerely,

J. Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Deep Value ETF

(Unaudited)

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETFs are bought and sold at market price and not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Free Cash Flow – a measure of performance calculated as operating cash flow minus capital expenditures.

Deep Value Index – The Index is constructed using an objective, rules-based methodology that begins with an initial universe that mirrors the companies listed on the S&P 500® Index. The universe of companies is then narrowed to include only companies that have positive earnings and returns on invested capital, generate free cash flow, and currently pay a dividend. The remaining companies are then evaluated based on valuation metrics. The companies within the Index are weighted based on a rules-based assessment of their valuations relative to each other so that, at the time of each reconstitution, the 5 most undervalued companies are each weighted at 7.5%, the next 5 most undervalued companies are each weighted at 4.5% and the next 10 most undervalued companies are each weighted at 4.0%. From time to time, the Index may include more or less than 20 companies as a result of events such as acquisitions, spin-offs and other corporate actions.

Standard & Poor’s 500 (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments on page 5.

Deep Value ETF is distributed by Quasar Distributors, LLC.

Deep Value ETF

PERFORMANCE SUMMARY

Growth of $10,000
(Unaudited)

			Since
Average Returns			Inception
Year Ended August 31, 2018	1 Year	3 Year	9/22/2014
Deep Value ETF – NAV	27.84%	19.96%	12.76%
Deep Value ETF – Market	27.89%	20.12%	12.80%
Deep Value Index	28.55%	20.78%	13.54%
S&P 500 Index	19.66%	16.11%	12.28%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 22, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Deep Value ETF

PORTFOLIO ALLOCATION
As of August 31, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Discretionary	53.2%
Information Technology	18.4
Health Care	9.8
Financials	7.2
Industrials	4.5
Telecommunication Services	3.6
Materials	3.0
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%

	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Deep Value ETF

SCHEDULE OF INVESTMENTS
August 31, 2018

Shares	Security Description	Value
	COMMON STOCKS – 99.7%

	Consumer Discretionary – 53.2%
117,242	BorgWarner, Inc.	$5,131,682
148,069	Foot Locker, Inc.	7,299,802
219,735	Gap, Inc.	6,668,957
133,465	Kohl’s Corporation	10,558,416
160,660	L Brands, Inc.	4,246,244
424,570	Macy’s, Inc.	15,518,034
114,505	Nordstrom, Inc.	7,196,639
81,070	Omnicom Group, Inc.	5,619,773
60,104	Ralph Lauren Corporation	7,982,412
162,314	Target Corporation	14,202,475
		84,424,434
	Financials – 7.2%
41,914	Ameriprise Financial, Inc.	5,950,111
172,582	Franklin Resources, Inc.	5,477,753
		11,427,864
	Health Care – 9.8%
91,348	CVS Health Corporation	6,873,023
113,875	Gilead Sciences, Inc.	8,623,754
		15,496,777
	Industrials – 4.5%
117,092	Southwest Airlines Company	7,177,740

	Information Technology – 18.4%
206,624	Juniper Networks, Inc.	5,874,320
288,910	Seagate Technology plc	15,468,242
279,608	Xerox Corporation	7,789,879
		29,132,441
	Materials – 3.0%
154,225	Newmont Mining Corporation	4,785,602

	Telecommunication Services – 3.6%
178,212	AT&T, Inc.	5,692,091
	TOTAL COMMON STOCKS (Cost $138,825,919)	158,136,949

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS – 0.1%
175,840	Invesco Short Term Investments Trust – Government
	& Agency Portfolio, Institutional Class, 1.85%*	$175,840
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $175,840)	175,840
	TOTAL INVESTMENTS – 99.8%
	(Cost $139,001,759)	158,312,789
	Other Assets in Excess of Liabilities – 0.2%	238,736
	NET ASSETS – 100.0%	$158,551,525

Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of August 31, 2018.

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF ASSETS & LIABILITIES
August 31, 2018

ASSETS
Investments in securities, at value (cost $139,001,759)	$158,312,789
Dividends and interest receivable	314,862
Accounts receivable subscriptions	1,781,480
Total assets	160,409,131

LIABILITIES
Payable for investments purchased	1,780,385
Management fees payable, net of waiver	77,221
Total liabilities	1,857,606
NET ASSETS	$158,551,525

Net assets consist of:
Paid-in capital	$167,999,461
Undistributed (accumulated) net investment income (loss)	1,003,590
Accumulated net realized gain (loss) on investments	(29,762,556)
Net unrealized appreciation (depreciation) on investments	19,311,030
Net assets	$158,551,525

Net Asset Value:
Net assets	$158,551,525
Shares outstanding^	4,450,000
Net asset value, offering and redemption price per share	$35.63

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF OPERATIONS
For the Year Ended August 31, 2018

INVESTMENT INCOME
Dividends	$4,596,953
Interest	2,456
Total investment income	4,599,409

EXPENSES
Management fees	1,008,944
Total expenses	1,008,944
Less: fees waived+	(369,295)
Less: Adviser reimbursement+	(30,758)
Net expenses	608,891
Net investment income (loss)	3,990,518

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	10,658,762
Change in unrealized appreciation (depreciation) on investments	13,878,618
Net realized and unrealized gain (loss) on investments	24,537,380
Net increase (decrease) in net assets
resulting from operations	$28,527,898

+  See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
OPERATIONS
Net investment income (loss)	$3,990,518	$1,442,008
Net realized gain (loss) on investments	10,658,762	14,996,732
Change in unrealized appreciation
(depreciation) on investments	13,878,618	(3,014,627)
Net increase (decrease) in net assets
resulting from operations	28,527,898	13,424,113

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,254,314)	(1,207,117)
Total distributions to shareholders	(3,254,314)	(1,207,117)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	108,623,175	75,627,445
Payments for shares redeemed	(72,596,775)	(65,941,655)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	36,026,400	9,685,790
Net increase (decrease) in net assets	$61,299,984	$21,902,786

NET ASSETS
Beginning of year	$97,251,541	$75,348,755
End of year	$158,551,525	$97,251,541
Undistributed (accumulated) net
investment income (loss)	$1,003,590	$267,386

(a) A summary of capital share transactions is as follows:

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
	Shares	Shares
Subscriptions	3,400,000	2,950,000
Redemptions	(2,350,000)	(2,600,000)
Net increase (decrease)	1,050,000	350,000

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended		Year Ended		Year Ended	Period Ended
	August 31,		August 31,		August 31,	August 31,
	2018		2017		2016	2015(1)
Net asset value,
beginning of year/period	$28.60		$24.70		$22.62	$24.75

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	1.05		0.44		0.87	0.50
Net realized and unrealized
gain (loss) on investments	6.86		3.84		2.38	(2.21)
Total from investment operations	7.91		4.28		3.25	(1.71)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.88)		(0.38)		(1.17)	(0.42)
Total distributions	(0.88)		(0.38)		(1.17)	(0.42)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—		—		—	0.00	(3)
Net asset value, end of year/period	$35.63		$28.60		$24.70	$22.62

Total return	27.84	%(4)	17.43%		14.99%	(7.03	)%(4)

SUPPLEMENTAL DATA:
Net assets at
end of year/period (000’s)	$158,552		$97,252		$75,349	$208,129

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.80%		0.80%		0.80%	0.80	%(5)
Expenses after fees waived	0.48	%(6)	0.58	%(7)	0.80%	0.80	%(5)
Net investment income (loss)
before fees waived	2.84%		1.43%		3.83%	2.13	%(5)
Net investment income (loss)
after fees waived	3.16	%(6)	1.65	%(7)	3.83%	2.13	%(5)
Portfolio turnover rate(8)	126%		201%		206%	62	%(4)

(1)	Commencement of operations on September 22, 2014.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Represents less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)
Effective January 1, 2018 the Adviser has contractually agreed to waive 21 basis points (0.21%) of its management fees for the Fund until at least December 31, 2018. The Adviser voluntarily waived an additional 8 basis points (0.08%) during the year and voluntarily reimbursed the Fund an additional $30,758.

(7)
Effective January 1, 2017 the Adviser has contractually agreed to waive 21 basis points (0.21%) of its management fees for the Fund until at least December 31, 2017. The Adviser voluntarily waived an additional 10 basis points (0.10%) of its management fees during the period from January 1, 2017 through August 31, 2017.

(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018

NOTE 1 – ORGANIZATION

Deep Value ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before expenses and fees, track the Deep Value Index (the “Index”). The Fund commenced operations on September 22, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$158,136,949	$—	$—	$158,136,949
Short-Term Investments	175,840	—	—	175,840
Total Investments
in Securities	$158,312,789	$—	$—	$158,312,789

^ See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. For the year ended August 31, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year end, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

The permanent differences primarily relate to differing book and tax treatments for redemptions in kind. For the year ended August 31, 2018, the following table shows the reclassifications made:

Undistributed Net	Accumulated
Investment	Net Realized
Income/(Loss)	Gain/(Loss)	Paid-In Capital
$ —	$(10,984,523)	$10,984,523

During the year ended August 31, 2018, the Fund realized $10,984,523 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains/(losses) to paid-in capital.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to August 31, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.
New Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Mellon Capital Management Corporation, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.80% at an annual rate based on the Fund’s average daily net assets. Effective January 1, 2017, The Fund’s Adviser has contractually agreed to waive 0.21% of its Adviser fees for the Fund until at least December 31, 2018. This agreement may be terminated only by, or with the consent of, the Board and is not subject to recoupment by the Adviser. The Adviser additionally voluntarily waived 0.08% of its Adviser fees during the year ended August 31, 2018. During the year ended August 31, 2018, the Adviser also voluntarily reimbursed the Fund an additional $30,758. Voluntary waivers of fees may be reduced or eliminated at any time and are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the year ended August 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $158,283,024 and $159,957,500, respectively.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

During the year ended August 31, 2018, there were no purchases or sales of U.S. Government securities.

During the year ended August 31, 2018, in-kind transactions associated with creations and redemptions were $108,466,156 and $70,376,622, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at August 31, 2018 were as follows:

Tax cost of investments	$139,734,270
Gross tax unrealized appreciation	25,976,337
Gross tax unrealized depreciation	(7,397,818)
Total unrealized appreciation/(depreciation)	18,578,519
Undistributed ordinary Income	1,003,590
Undistributed long term capital gains	—
Total distributable earnings	1,003,590
Other accumulated gain/(loss)	(29,030,045)
Total accumulated gain/(loss)	$(9,447,936)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of August 31, 2018, the Fund deferred, on a tax-basis, no post October capital losses and no late-year ordinary losses.

As of August 31, 2018, the Fund had a short-term capital loss carryforward of $26,785,216 and long-term capital loss carryforward of $2,244,829. These amounts do not have an expiration date. During the year ended August 31, 2018, the Fund utilized $37,384 of its capital loss carryforward.

The tax character of distributions paid by the Fund during the year ended August 31, 2018 and August 31, 2017 were as follows:

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
Ordinary Income	$3,254,314	$1,207,117

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created,

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the year. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Deep Value ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Deep Value ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets & liabilities, including the schedule of investments, of Deep Value ETF (the “Fund”), a series of ETF Series Solutions, as of August 31, 2018, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2018

Deep Value ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees
Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	40	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (38
	Audit		(2000–2011).		portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin, Inc.
(2011–2013).

David A. Massart	Trustee	Indefinite	Co-Founder, President,	40	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management,		Portfolio
			Inc. (since 2005).		Series (38
portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	40	Independent
Born: 1956		term;	Director and General		Trustee, PPM
		since	Counsel, Artisan Partners		Funds
		2018	Limited Partnership		(9 portfolios)
			(investment adviser) (2000–		(since 2018).
2013); Executive Vice
President and General
Counsel, Artisan Partners
Asset Management Inc.
(2012–2013); Vice President
and General Counsel, Artisan
Funds, Inc. (investment
company) (2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	40	None
Born: 1967	and	term;	U.S. Bancorp Fund
	Chairman	Trustee	Services, LLC (since 2013);
		since	Managing Director of
		2014;	Index Services, Zacks
		Chairman	Investment Management
		since	(2011–2013).
2013

Deep Value ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Fund	Served	Principal Occupation(s) During Past Five Years
Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1981	President	term;	(since 2012); Associate, Thompson Hine LLP (law firm)
	and	since 2014	(2008–2012).
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since	Services, LLC (2014–2015); Assistant Vice President,
		2015	U.S. Bancorp Fund Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since 2014	Fund Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since 2017	Fund Services, LLC (2012–2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since 2017	LLC (2012–2016).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov, or by accessing the Fund’s website at www.dvpfund.com.

Deep Value ETF

EXPENSE EXAMPLE
For the Six-Months Ended August 31, 2018 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 – August 31, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the
	March 1, 2018	August 31, 2018	Period(1)
Actual	$1,000.00	$1,047.20	$3.04
Hypothetical (5% annual	$1,000.00	$1,022.23	$3.01
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.59%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six month period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Deep Value ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended August 31, 2018, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended August 31, 2018 was 100%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.dvpfund.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.dvpfund.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.dvpfund.com.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Mellon Capital Management Corporation
50 Fremont Street, Suite 3900
San Francisco, California  94105

Index Provider
DVP Holdings, LLC
520 Madison Ave, 26th Floor
New York, New York  10022

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Ave., 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004

Deep Value ETF
Symbol – DVP
CUSIP – 26922A701

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer).  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  Filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 08/31/2018	FYE 08/31/2017
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 08/31/2018	FYE 08/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 08/31/2018	FYE 08/31/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, Leonard M. Rush and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and acting principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    October 26, 2018

By (Signature and Title)*    /s/Elizabeth A. Winske
Elizabeth A. Winske, Assistant Treasurer (acting principal
financial officer)

Date    October 26, 2018

* Print the name and title of each signing officer under his or her signature.